FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 6,957	$ 3,528
Fair value	6,957	3,528
Carrying value	72,738	45,869
Fair value	73,341	46,610
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	63,964	37,991
Fair value	64,561	38,726
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,572	3,352
Fair value	2,578	3,358
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	813	813
Fair value	813	813
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	159	160
Fair value	159	160
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	181	399
Fair value	181	399
Loan payable | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	24	23
Fair value	24	23
Accounts payable and other | Accounts payable | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,770	517
Fair value	1,770	517
Accounts payable and other | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,255	2,614
Fair value	3,255	2,614
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	153	1,107
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	10	209
Participating loan interests | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	268	517
Fair value	268	517
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,055	185
Fair value	1,055	185
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	239	174
Fair value	239	174
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	13	48
Fair value	13	48
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	161	153
Fair value	161	153
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	260	150
Fair value	260	150
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	234	37
Fair value	234	37
Accounts receivable and other | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	808	536
Fair value	808	536
Accounts receivable and other | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	631	237
Fair value	631	237
Accounts receivable and other | Loans and receivables | Held for sale | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	14	105
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,288	1,491
Fair value	$ 3,288	$ 1,491